UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

M3Sixty Funds Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111

(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO  64111

With Copies To:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-553-4233

Date of fiscal year end:  06/30/2017

Date of reporting period: 12/31/2016

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund, each a series of the M3Sixty Funds Trust, for the period ended December 31, 2016 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

COGNIOS® FUNDS

COGNIOS LARGE CAP VALUE FUND
Investor Class **COGLX**
Institutional Class **COGVX**

COGNIOS LARGE CAP GROWTH FUND
Investor Class **COGGX**
Institutional Class **COGEX**

SEMI-ANNUAL
DECEMBER 31, 2016

Investment Adviser:

Cognios Capital, LLC
11250 Tomahawk Creek Parkway
Leawood, KS 66211

Table of Contents

Portfolio Update	1
Disclosure of Fund Expenses	5
Schedules of Investments	7
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Additional Information	25

Cognios Funds	SEMI-ANNUAL REPORT

Cognios Large Cap Value Fund
Portfolio Update
December 31, 2016 (Unaudited)

Performance ( as of December 31, 2016)	Since Inception (a)
Cognios Large Cap Value Fund Investor Class shares	2.62%
Cognios Large Cap Value Fund Institutional Class shares	2.68%
S&P 500® Total Return Index (b)	4.66%
Russell 1000® Value Total Return Index (c)	7.67%

(a)	The Cognios Large Cap Value Fund (the “Value Fund”) commenced operations on October 3, 2016. Aggregate total return, not annualized.

(b)
The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c)
The Russell 1000® Value Total Return Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the Russell 1000® Value Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Cognios Large Cap Value Fund, which will generally not invest in all the securities comprising each index.

Cognios Funds	SEMI-ANNUAL REPORT

Cognios Large Cap Value Fund
Portfolio Update (continued)
December 31, 2016 (Unaudited)

The Value Fund’s principal investment objective is long-term growth of capital.  The Value Fund seeks to achieve its investment objective by purchasing equity securities of U.S. companies that the Adviser believes are undervalued and likely to appreciate.  The Value Fund generally seeks to purchase large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index.  It may invest across different industries and sectors. Under normal circumstances, the Value Fund invests at least 80% of its assets in securities of large capitalization companies as defined by the S&P 500® Index. It may also invest up to 20% in issuers of any size.

Sector Allocation of Portfolio Holdings (% of Investments)*
Consumer Discretionary	14.40%
Consumer Staples	15.96%
Energy	3.11%
Financials	2.74%
Health Care	9.48%
Industrials	24.14%
Information Technology	27.02%
Materials	1.07%
Utilities	1.24%
Short-Term Investments	0.84%
TOTAL	100.00%

Top Ten Portfolio Holdings (% of Investments)*
F5 Networks, Inc.	5.01%
CA, Inc.	4.43%
L3 Technologies, Inc.	4.23%
General Mills, Inc.	4.18%
3M Co.	3.80%
AutoZone, Inc.	3.78%
Phillip Morris International, Inc.	3.75%
McDonald’s Corp.	3.62%
VeriSign, Inc.	3.53%
Dun & Bradstreet Corp	3.34%

*
The percentages in the above tables are based on the portfolio holdings of the Value Fund as of December 31, 2016 and are subject to change.  For a detailed break-out of holdings by industry, please refer to the Schedule of Investments.

Cognios Funds	SEMI-ANNUAL REPORT

Cognios Large Cap Growth Fund
Portfolio Update
December 31, 2016 (Unaudited)

Performance ( as of December 31, 2016)	Since Inception (a)
Cognios Large Cap Growth Fund Investor Class shares	1.97%
Cognios Large Cap Growth Fund Institutional Class shares	2.03%
Russell 1000® Total Return Index (b)	4.16%
Russell 1000® Growth Total Return Index (c)	1.27%

(a)	The Cognios Large Cap Growth Fund (the “Growth Fund”) commenced operations on October 3, 2016. Aggregate total return, not annualized.

(b)
The Russell 1000® Total Return Index measures the performance of the large-cap segment of the U.S. equity universe and consists of the largest 1000 companies in the Russell 3000 Index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c)
The Russell 1000® Growth Total Return Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the Russell 1000® Total Return Index and the Russell 1000® Growth Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Cognios Large Cap Growth Fund, which will generally not invest in all the securities comprising each index.

Cognios Funds	SEMI-ANNUAL REPORT

Cognios Large Cap Growth Fund
Portfolio Update (continued)
December 31, 2016 (Unaudited)

The Growth Fund’s principal investment objective is long-term growth of capital.  The Growth Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate.  It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depository Receipts (“ADR’s”) of international companies trading on U.S. exchanges, that exhibit accelerating growth in earnings and revenue.  The Growth Fund may invest across different industries and sectors. The Growth Fund will invest at least 80% of its net assets in securities that have a market capitalization at the time of investment comparable to securities held in the Russell 1000® Index.

Sector Allocation of Portfolio Holdings (% of Investments)*
Consumer Discretionary	10.39%
Consumer Staples	4.61%
Energy	9.99%
Financials	21.79%
Health Care	9.56%
Industrials	8.54%
Information Technology	27.48%
Utilities	3.82%
Short-Term Investments	3.82%
TOTAL	100.00%

Top Ten Portfolio Holdings (% of Investments)*
Morgan Stanley	3.84%
Northrop Grumman Corp.	3.24%
Citigroup, Inc.	3.18%
Facebook, Inc.	3.11%
Amazon.com, Inc.	3.08%
Campbell Soup Co..	2.97%
Micron Technology, Inc.	2.83%
Goldman Sachs Group, Inc.	2.74%
Credit Suisse Group AG	2.60%
Anadarko Petroleum Corp.	2.59%

*
The percentages in the above tables are based on the portfolio holdings of the Growth Fund as of December 31, 2016 and are subject to change.  For a detailed break-out of holdings by industry, please refer to the Schedule of Investments.

Cognios Funds	SEMI-ANNUAL REPORT

Disclosure of Fund Expenses - (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the Period Since Inception from 10/03/16 through 12/31/16

Value Fund:	Beginning Account Value (10/03/2016)	Annualized Expense Ratio for the Period	Ending Account Value (12/31/2016)	Expenses Paid During Period
Actual Fund Return (in parentheses)
Investor Class Shares (+2.62%)	$1,000.00	1.10%	$1,026.20	$2.72(a)
Institutional Class Shares (+2.68%)	$1,000.00	0.85%	$1,026.80	$2.10(a)
Growth Fund:
Actual Fund Return (in parentheses)
Investor Class Shares (+1.97%)	$1,000.00	1.15%	$1,019.70	$2.83(a)
Institutional Class Shares (+2.03%)	$1,000.00	0.90%	$1,020.30	$2.22(a)

(a)
Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 89/365 to reflect the period since inception from October 3, 2016 through December 31, 2016.

Cognios Funds	SEMI-ANNUAL REPORT

Disclosure of Fund Expenses - (Unaudited) (continued)

Expenses and Value of a $1,000 Investment for the Period from 07/01/16 through 12/31/16

Value Fund:	Beginning Account Value (07/01/2016)	Annualized Expense Ratio for the Period	Ending Account Value (12/31/2016)	Expenses Paid During Period
Hypothetical 5% Fund Return
Investor Class Shares	$1,000.00	1.10%	$1,019.70	$5.60(b)
Institutional Class Shares	$1,000.00	0.85%	$1,020.90	$4.33(b)
Growth Fund:
Hypothetical 5% Fund Return
Investor Class Shares	$1,000.00	1.15%	$1,019.40	$5.85(b)
Institutional Class Shares	$1,000.00	0.90%	$1,020.70	$4.58(b)

(b)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on the Funds’ expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 888-553-4233. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 3, 2016 for the Funds were as follows:

Cognios Large Cap Value Fund Investor Class Shares, gross of fee waivers or expense reimbursements	1.36%
Cognios Large Cap Value Fund Investor Class Shares, after fee waivers or expense reimbursements	1.10%
Cognios Large Cap Value Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	1.11%
Cognios Large Cap Value Fund Institutional Class Shares, after fee waivers or expense reimbursements	0.85%
Cognios Large Cap Growth Fund Investor Class Shares, gross of fee waivers or expense reimbursements	2.52%
Cognios Large Cap Growth Fund Investor Class Shares, after fee waivers or expense reimbursements	1.15%
Cognios Large Cap Growth Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	2.27%
Cognios Large Cap Growth Fund Institutional Class Shares, after fee waivers or expense reimbursements	0.90%

Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Value Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Value Fund, if necessary, in an amount that limits the Value Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.85% through at least October 31, 2018. Subject to approval by the Value Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Value Fund within the three fiscal years following the year in which such waiver occurred, if the Value Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver.  The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval. The Adviser has also entered into an Expense Limitation Agreement with the Growth Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits the Growth Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.90% through at least October 31, 2018. Subject to approval by the Growth Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Growth Fund within the three fiscal years following the year in which such waiver occurred, if the Growth Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver.  The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the period since inception from October 3, 2016 through December 31, 2016 were 1.76% and 1.51% for the Value Fund’s Investor Class shares and Institutional Class shares, respectively; and, 5.24% and 4.99% for the Growth Fund’s Investor Class shares and Institutional Class shares, respectively.  Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the period since inception from October 3, 2016 through December 31, 2016.

Cognios Funds	SEMI-ANNUAL REPORT

Cognios Large Cap Value Fund

Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 99.13%

Basic Materials - 1.07%
LyondellBasell Industries NV - Class A	2,167	$185,885
Newmont Mining Corp.	1,746	59,486
Sherwin-Williams Co.	605	162,588
		407,959
Communications - 9.91%
eBay, Inc. (a)	1,345	39,933
F5 Networks, Inc. (a)	13,185	1,908,133
Scripps Networks Interactive, Inc. - Class A	6,767	482,961
VeriSign, Inc. (a)	17,643	1,342,103
		3,773,130
Consumer, Cyclical - 15.46%
Alaska Air Group, Inc.	1,180	104,701
American Airlines Group, Inc.	3,954	184,612
AutoZone, Inc. (a)	1,822	1,438,997
Bed Bath & Beyond, Inc.	6,112	248,392
Best Buy Co., Inc.	2,145	91,527
Coach, Inc.	14,965	524,074
Delta Air Lines, Inc.	3,515	172,903
Ford Motor Co.	7,859	95,330
Fossil Group, Inc. (a)	936	24,205
GameStop Corp. - Class A	3,245	81,969
Home Depot, Inc.	1,301	174,438
Kohl's Corp.	869	42,911
L Brands, Inc.	4,801	316,098
Marriott International, Inc. - Class A	2,480	205,046
McDonald's Corp.	11,309	1,376,531
Michael Kors Holdings Ltd. (a)	1,529	65,716
Nordstrom, Inc.	2,998	143,694
PACCAR, Inc.	695	44,411
TJX Cos., Inc.	2,242	168,442
United Continental Holdings, Inc. (a)	2,270	165,438
WW Grainger, Inc.	935	217,154
		5,886,589
Consumer, Non-cyclical - 27.55%
Altria Group, Inc.	12,887	871,419
AmerisourceBergen Corp.	2,044	159,820
Archer-Daniels-Midland Co.	800	36,520
Campbell Soup Co.	19,892	1,202,869
Clorox Co.	2,609	313,132
CR Bard, Inc.	535	120,193
Danaher Corp.	4,641	361,255
DaVita, Inc. (a)	14,193	911,191
Endo International PLC (a)	1,809	29,794
Express Scripts Holding Co. (a)	5,989	411,983
General Mills, Inc.	25,752	1,590,701
Gilead Sciences, Inc.	17,267	1,236,490
Kellogg Co.	4,463	328,968
Kimberly-Clark Corp.	2,677	305,499
Laboratory Corp. of America Holdings (a)	1,503	192,955
Moody's Corp.	1,490	140,462
Philip Morris International, Inc.	15,603	1,427,518
Quanta Services, Inc. (a)	1,552	54,087
Quest Diagnostics, Inc.	1,990	182,881
Robert Half International, Inc.	6,923	337,704
Total System Services, Inc.	2,999	147,041
United Rentals, Inc. (a)	1,192	125,851
		10,488,333

Cognios Funds	SEMI-ANNUAL REPORT

Cognios Large Cap Value Fund

Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK (Continued) - 99.13%

Energy - 3.11%
Baker Hughes, Inc. (a)	742	$48,208
Devon Energy Corp.	2,513	114,769
Diamond Offshore Drilling, Inc.	4,058	71,827
Ensco PLC - Class A	4,438	43,137
Helmerich & Payne, Inc.	1,980	153,252
Marathon Petroleum Corp.	1,080	54,378
ONEOK, Inc.	1,290	74,059
Southwestern Energy Co. (a)	12,025	130,111
Tesoro Corp.	1,412	123,479
Transocean Ltd.	16,384	241,500
Valero Energy Corp.	1,883	128,647
		1,183,367
Financials - 2.48%
Affiliated Managers Group, Inc. (a)	3,628	527,148
Alliance Data Systems Corp.	184	42,044
Marsh & McLennan Cos., Inc.	5,564	376,071
		945,263
Industrials - 20.46%
3M Co.	8,104	1,447,131
AMETEK, Inc.	3,489	169,566
Amphenol Corp. - Class A	2,856	191,923
CH Robinson Worldwide, Inc.	14,118	1,034,285
Fortive Corp.	2,320	124,422
Harris Corp.	10,588	1,084,952
L3 Technologies, Inc.	10,589	1,610,693
Northrop Grumman Corp.	1,512	351,661
Raytheon Co.	4,869	691,398
United Parcel Service, Inc. - Class B	9,456	1,084,036
		7,790,067
Technology - 17.86%
Apple, Inc.	8,062	933,741
CA, Inc.	53,056	1,685,589
Dell Technologies, Inc. - Class V (a)	1,407	77,343
Dun & Bradstreet Corp.	10,468	1,269,978
Fiserv, Inc. (a)	9,363	995,100
HP, Inc.	5,240	77,762
Linear Technology Corp.	7,419	462,575
Micron Technology, Inc. (a)	8,289	181,695
Microsoft Corp.	3,174	197,232
Oracle Corp.	22,226	854,590
Seagate Technology PLC	1,672	63,820
		6,799,425
Utilities - 1.23%
AES Corp.	12,768	148,364
Edison International	533	38,371
Entergy Corp.	515	37,837
FirstEnergy Corp.	4,283	132,645
NiSource, Inc.	5,107	113,069
		470,286

TOTAL COMMON STOCK (Cost $37,634,538)		37,744,419

Cognios Funds	SEMI-ANNUAL REPORT

Cognios Large Cap Value Fund

Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Fair Value
SHORT TERM INVESTMENTS - 0.84%
MUFG Institutional Trust Deposit Account - IV, 0.30% (b) (Cost $318,197)	318,197	$318,197

TOTAL INVESTMENTS (Cost $37,952,735) - 99.97%		$38,062,616
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 0.03%		12,066
NET ASSETS - 100%		$38,074,682

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
(b)	Rate shown represents the 7-day yield at December 31, 2016, is subject to change and resets daily.

The following abbreviations are used in this portfolio:
Ltd. - Limited
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Cognios Funds	SEMI-ANNUAL REPORT

Cognios Large Cap Growth Fund

Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 96.32%

Communications - 15.37%
Alphabet, Inc. - Class A (a)	57	$45,170
Amazon.com, Inc. (a)	92	68,988
Charter Communications, Inc. - Class A (a)	116	33,399
F5 Networks, Inc. (a)	342	49,494
Facebook, Inc. - Class A (a)	604	69,490
Juniper Networks, Inc.	1,706	48,212
Motorola Solutions, Inc.	343	28,431
		343,184
Consumer, Cyclical - 7.46%
Best Buy Co., Inc.	868	37,038
Foot Locker, Inc.	645	45,724
Nordstrom, Inc.	986	47,259
PriceSmart, Inc.	439	36,656
		166,677
Consumer, Non-cyclical - 10.42%
AbbVie, Inc.	498	31,185
Alexion Pharmaceuticals, Inc. (a)	285	34,870
Boston Scientific Corp. (a)	1,959	42,373
Campbell Soup Co.	1,100	66,517
Johnson & Johnson	501	57,720
		232,665
Energy - 10.00%
Anadarko Petroleum Corp.	831	57,946
BP PLC - ADR	973	36,371
Chevron Corp.	297	34,957
Exxon Mobil Corp.	394	35,562
Schlumberger Ltd.	276	23,170
Statoil ASA - ADR	1,943	35,440
		223,446
Financials - 21.82%
Bank of Nova Scotia	815	45,379
Citigroup, Inc.	1,197	71,138
Credit Suisse Group AG - ADR	4,065	58,170
Deutsche Bank AG	1,399	25,322
Goldman Sachs Group, Inc.	256	61,299
KeyCorp	2,363	43,172
Marsh & McLennan Cos., Inc.	771	52,112
Morgan Stanley	2,033	85,894
PNC Financial Services Group, Inc.	383	44,796
		487,282
Industrials - 10.69%
CSX Corp.	1,586	56,985
Eaton Corp. PLC	398	26,702
Mettler-Toledo International, Inc. (a)	114	47,716
Norfolk Southern Corp.	321	34,690
Northrop Grumman Corp.	312	72,565
		238,658
Technology - 16.73%
Activision Blizzard, Inc.	760	27,444
Apple, Inc.	471	54,551
Applied Materials, Inc.	1,136	36,659
Electronic Arts, Inc. (a)	496	39,065
Micron Technology, Inc. (a)	2,889	63,327
QUALCOMM, Inc.	800	52,160
STMicroelectronics NV - ADR	5,095	57,828
Western Digital Corp.	629	42,740
		373,774

Cognios Funds	SEMI-ANNUAL REPORT

Cognios Large Cap Growth Fund

Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK (Continued) - 96.32%

Utilities - 3.83%
Eversource Energy	772	$42,637
Public Service Enterprise Group, Inc.	978	42,915
		85,552

TOTAL COMMON STOCK (Cost $2,082,449)		2,151,238

SHORT TERM INVESTMENTS - 3.82%
MUFG Institutional Trust Deposit Account - IV, 0.30% (b) (Cost $85,388)	85,388	85,388

TOTAL INVESTMENTS (Cost $2,167,837) - 100.14%		$2,236,626
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.14%)		(3,036)
NET ASSETS - 100%		$2,233,590

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
(b)	Rate shown represents the 7-day yield at December 31, 2016, is subject to change and resets daily.

The following abbreviations are used in this portfolio:
ADR - American Depositary Receipt
Ltd. - Limited
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Statements of Assets and Liabilities

December 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

	Cognios Large Cap Value Fund	Cognios Large Cap Growth Fund
Assets:
Investments, at value	$38,062,616	$2,236,626
Due from advisor	-	4,722
Receivables:
Interest	69	54
Dividends	39,724	1,031
Prepaid expenses	2,392	2,392
Total assets	38,104,801	2,244,825

Liabilities:
Payables:
Due to advisor	10,871	-
Accrued distribution (12b-1) fees	3	3
Due to administrator	11,114	1,640
Accrued Trustee fees	1,682	1,682
Accrued expenses	6,449	7,910
Total liabilities	30,119	11,235
Net Assets	$38,074,682	$2,233,590

Sources of Net Assets:
Paid-in capital	$37,964,642	$2,202,754
Undistributed (accumulated) net realized gain (loss) on investments	94	(37,720)
Undistributed (accumulated) net investment income (loss)	65	(233)
Net unrealized appreciation on investments	109,881	68,789
Total Net Assets (Unlimited shares of beneficial interest authorized)	$38,074,682	$2,233,590

Total Investments, at cost	$37,952,735	$2,167,837

Investor Class Shares:
Net assets	$5,132	$5,097
Shares Outstanding (Unlimited shares of beneficial interest authorized)	$500	$500
Net Asset Value, Offering and Redemption Price Per Share	$10.26	$10.19

Institutional Class Shares:
Net assets	$38,069,550	$2,228,493
Shares Outstanding (Unlimited shares of beneficial interest authorized)	$3,711,050	$218,697
Net Asset Value, Offering and Redemption Price Per Share	$10.26	$10.19

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Statements of Operations

December 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

	Cognios Large Cap Value Fund	Cognios Large Cap Growth Fund

	For the Period Ended December 31, 2016(a)	For the Period Ended December 31, 2016(a)
	(Unaudited)	(Unaudited)
Investment income:
Dividends	$57,903	$6,364
Interest	92	81
Total investment income	57,995	6,445

Expenses:
Management fees (Note 5)	20,761	2,945
Distribution (12b-1) fees - Investor Class	3	3
Accounting and transfer agent fees and expenses	12,104	4,560
Audit fees	4,450	4,450
Legal fees	2,926	2,926
Trustee fees and expenses	1,682	1,682
Compliance officer fees	1,529	-
Custodian fees	1,390	1,219
Pricing fees	1,244	1,220
Shareholder network fees	1,013	1,013
Miscellaneous	938	938
Reports to shareholders	195	49
Total expenses	48,235	21,005
Less: fees waived and expenses absorbed	(21,083)	(17,215)
Net expenses	27,152	3,790

Net investment income	30,843	2,655

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	94	(37,720)
Net realized gain (loss) on investments	94	(37,720)

Net change in unrealized appreciation on:
Investments	109,881	68,789
Net change in unrealized appreciation	109,881	68,789

Net gain on investments	109,975	31,069

Net increase in net assets resulting from operations	$140,818	$33,724

(a)	The Cognios Funds commenced operations on October 3, 2016.

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Statements of Changes in Net Assets

December 31, 2016	SEMI-ANNUAL REPORT

Cognios Large Cap Value Fund

For the Period Ended December 31, 2016(a)
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$30,843
Net realized gain on investments	94
Net change in unrealized appreciation on investments	109,881
Net increase in net assets resulting from operations	140,818

Distributions to shareholders from:
Net investment income - Investor Class	(1)
Net investment income - Institutional Class	(30,777)
Total distributions	(30,778)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	37,914,642

Increase in net assets	38,024,682

Net Assets:
Beginning of period (Note 1)	50,000

End of period	$38,074,682
Undistributed accumulated net investment income	$65

(a)	The Cognios Large Cap Value Fund commenced operations on October 3, 2016.

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Statements of Changes in Net Assets

December 31, 2016	SEMI-ANNUAL REPORT

Cognios Large Cap Growth Fund

For the Period Ended December 31, 2016(a)
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$2,655
Net realized loss on investments	(37,720)
Net change in unrealized appreciation on investments	68,789
Net increase in net assets resulting from operations	33,724

Distributions to shareholders from:
Net investment income - Investor Class	(4)
Net investment income - Institutional Class	(2,884)
Total distributions	(2,888)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	2,152,754

Increase in net assets	2,183,590

Net Assets:
Beginning of period (Note 1)	50,000

End of period	$2,233,590
Accumulated net investment loss	$(233)

(a)	The Cognios Large Cap Growth Fund commenced operations on October 3, 2016.

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Financial Highlights

December 31, 2016	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Cognios Large Cap Value Fund

	Investor Class		Institutional Class
	For the Period Ended December 31, 2016(a)		For the Period Ended December 31, 2016(a)
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.00		$10.00

Investment Operations:
Net investment income	0.02		0.01
Net realized and unrealized gain (loss) on investments	0.24		0.26
Total from investment operations	0.26		0.27

Distributions:
From net investment income	-	(b)	(0.01)
Total distributions	-	(b)	(0.01)

Net Asset Value, End of Period	$10.26		$10.26

Total Return (c)	2.62	%(d)	2.68	%(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$5		$38,070

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.76	%(e)	1.51	%(e)
After fees waived and expenses absorbed	1.10	%(e)	0.85	%(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	0.06	%(e)	0.31	%(e)
After fees waived and expenses absorbed	0.72	%(e)	0.97	%(e)

Portfolio turnover rate	0	%(d)	0	%(d)

(a)	The Cognios Large Cap Value Fund commenced operations on October 3, 2016.
(b)	Net investment income distributed by the Investor Class was less than $0.005 per share during the period ended December 31, 2016.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Financial Highlights

December 31, 2016	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Cognios Large Cap Growth Fund

	Investor Class		Institutional Class
	For the Period Ended December 31, 2016(a)		For the Period Ended December 31, 2016(a)
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.00		$10.00

Investment Operations:
Net investment income	0.01		0.01
Net realized and unrealized gain (loss) on investments	0.19		0.19
Total from investment operations	0.20		0.20

Distributions:
From net investment income	(0.01)		(0.01)
Total distributions	(0.01)		(0.01)

Net Asset Value, End of Period	$10.19		$10.19

Total Return(b)	1.97	%(c)	2.03	%(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$5		$2,228

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped	5.24	%(d)	4.99	%(d)
After fees waived and expenses absorbed/recouped	1.15	%(d)	0.90	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped	(3.71	)%(d)	(3.46	)%(d)
After fees waived and expenses absorbed/recouped	0.38	%(d)	0.63	%(d)

Portfolio turnover rate	57	%(c)	57	%(c)

(a)	The Cognios Large Cap Growth Fund commenced operations on October 3, 2016.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Cognios Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements
December 31, 2016 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cognios Large Cap Value Fund (the “Value Fund”) and the Cognios Large Cap Growth Fund (the “Growth Fund”), (collectively, the “Funds”) are each a series of M3Sixty Funds Trust (the “Trust”). The Trust was organized on May 29, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). Each Fund’s investment objectives is long-term growth of capital.   The Funds are non-diversified Funds. As non-diversified Funds, they may invest a significant portion of their assets in a small number of companies. The Funds’ investment adviser is Cognios Capital, LLC (the “Adviser”).

The Funds each have two classes of shares, Investor Class Shares and Institutional Class Shares. Each Fund’s Investor Class Shares and Institutional Class Shares commenced operations on October 3, 2016. Prior to that date, the only activity was the receipt of $100,000 on September 23, 2016 from principals of the Adviser as follows:

Value Fund:	Shares	Amount
Investor Class Shares	500	$5,000
Institutional Class Shares	4,500	45,000

Growth Fund:	Shares	Amount
Investor Class Shares	500	$5,000
Institutional Class Shares	4,500	45,000

Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class of each Fund on the basis of the net asset value of each class in relation to the net asset value of its Fund.

The Funds accepted securities at fair value, pursuant to the Funds’ valuation procedures, from certain clients of the Adviser on October 3, 2016 and November 30, 2016 in exchange for the Funds’ shares, which were deemed to be tax-free transactions. For book purposes, the cost basis recorded was equal to the securities’ fair value as of the close of the New York Stock Exchange (“NYSE”) of each tax-free transaction. The net assets contributed, shares issued and net unrealized appreciation resulting from the tax-free transactions were as follows:

Fund	Date of Contribution	Net Assets	Share Issued	Net Unrealized Appreciation on Investments
Value Fund	November 30, 2016	$37,397,104	3,655,630	$3,104,712
Growth Fund	October 3, 2016	1,485,622	148,562	134,265

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)          Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)          Non-Diversified Funds – The Funds are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

c)          Federal Income Taxes – The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Cognios Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements
December 31, 2016 (Unaudited)

2.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

As of and during the period since inception from October 3, 2016 through December 31, 2016, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the period since inception from October 3, 2016 through December 31, 2016, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

d)          Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Accounting principles generally accepted in the United States of America (“GAAP”) requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications made during the period since inception from October 3, 2016 through December 31, 2016.

e)          Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)          Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Cognios Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements
December 31, 2016 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2016:

Categories (a)	Level 1	Level 2	Level 3	Total
Value Fund:
Common Stock (b)	$37,744,419	-	-	$37,744,419
Money market funds	318,197	-	-	318,197
Total Investments in Securities	$38,062,616	-	-	$38,062,616
Growth Fund:
Common Stock (b)	$2,151,238	-	-	$2,151,238
Money market funds	85,388	-	-	85,388
Total Investments in Securities	$2,236,626	-	-	$2,236,626

(a)
As of and during the period since inception from October 3, 2016 through December 31, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end.  There were no transfers between levels during the period since inception from October 3, 2016 through December 31, 2016.

Cognios Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements
December 31, 2016 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Funds during the period since inception from October 3, 2016 through December 31, 2016 were as follows:

Value Fund:	Sold	Redeemed	Reinvested*	Net Increase
Investor Class Shares
Shares	-	-	-	-
Value	$-	$-	$1	$1
Institutional Class Shares
Shares	3,703,598	(4)	2,956	3,706,550
Value	$37,883,905	$(41)	$30,777	$37,914,641

Growth Fund:	Sold	Redeemed	Reinvested*	Net Increase
Investor Class Shares
Shares	-	-	-	-
Value	$-	$-	$4	$4
Institutional Class Shares
Shares	213,919	-	278	214,197
Value	$2,149,866	$-	$2,884	$2,152,750

*	Dividend reinvestments were 0.108 shares for the Value Fund’s Investor Class Shares and 0.355 shares for the Growth Fund’s Investor Class Shares.

4.	INVESTMENT TRANSACTIONS

For the period since inception from October 3, 2016 through December 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Value Fund	$37,663,680	$29,107
Growth Fund	3,088,097	967,927

There were no government securities purchased or sold during the period.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser.  Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of each Fund’s net assets as follows:

Fund	Management Fee Rate	Management Fees Accrued
Value Fund	0.65%	$20,761
Growth Fund	0.70%	2,945

Cognios Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements
December 31, 2016 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Adviser and the Funds have entered into an Expense Limitation Agreement (“Expense Agreements”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, shareholder servicing fees, extraordinary expenses, dividend and interest expenses in connection with securities sold short and payments, if any, under the Rule 12b-1 Plan) to not more than the following average daily net assets of each of the Funds through October 31, 2018:

Fund	Expense Limitation	Management Fees Waived	Expenses Reimbursed
Value Fund	0.85%	$9,890	$11,193
Growth Fund	0.90%	2,945	14,270

The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval.

If, at any time, the annualized expenses of Funds are less than the annualized expense limitation ratios, the Funds would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of Funds to exceed the annualized expense limitation ratios.

At December 31, 2016, the cumulative unreimbursed amounts paid and/or waived by the Adviser on behalf of the Funds that may be recouped no later than the dates stated below are as follows:

Fund	June 30, 2020	Totals
Value Fund	$21,083	$21,083
Growth Fund	17,215	17,215

The Funds have entered into an Investment Company Services Agreement (“Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records; and, (k) Chief Compliance Officer services.

For the period since inception from October 3, 2016 through December 31, 2016, the Funds accrued fees pursuant to the Services Agreement as follows:

Fund	Services Agreement Fees Accrued
Value Fund	$13,633
Growth Fund	4,560

Certain officers and an Interested Trustee of the Funds are also employees or officers of M3Sixty.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds.

Cognios Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements
December 31, 2016 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Funds have adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class shares. Under the Plan, the Funds may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of the Funds’ shares, or for other expenses associated with distributing the Funds’ shares. The Funds may expend up to 0.25% for Investor Class shares of a Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

For the period since inception from October 3, 2016 through December 31, 2016, the Funds accrued 12b-1 expenses attributable to Investor Class shares as follows:

Fund	12b-1 Fees Accrued
Value Fund	$3
Growth Fund	3

6.	ORGANIZATIONAL AND OFFERING EXPENSES

The Adviser has agreed to pay all expenses incurred related to the organization, offering and initial registration of the Funds. Such expenses are not subject to recoupment by the Adviser from the Funds.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2016 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Value Fund	$34,848,023	$4,746,660	$(1,532,067)	$3,214,593
Growth Fund	2,092,527	172,418	(28,319)	144,099

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of the cost of securities received as in-kind subscriptions.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year and will be provided at the end of the current fiscal period ending June 30, 2017.

As of December 31, 2016, the Funds had no capital loss carryforwards for federal income tax purposes.

The tax character of distributions paid by the Funds during the period since inception from October 3, 2016 through December 31, 2016 were as follows.

Fund	Ordinary Income
Value Fund	$30,778
Growth Fund	2,888

8.	BENEFICIAL OWNERSHIP

          The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2016, National Financial Services, LLC held 100% of both Funds’ Investor Class shares and Institutional Class shares in omnibus accounts for the sole benefit of its customers.

Cognios Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements
December 31, 2016 (Unaudited)

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	SUBSEQUENT EVENTS

In accordance with GAAP, management has evaluated the impact of all subsequent events of the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Cognios Funds	SEMI-ANNUAL REPORT

Additional Information
December 31, 2016 (Unaudited)

1.	PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the period since inception from October 3, 2016 through June 30, 2017 will be available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

2.	PORTFOLIO HOLDINGS

The Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

3.	SHAREHOLDER TAX INFORMATION

      The tax character of distributions paid by the Funds during the period since inception from October 3, 2016 through December 31, 2016, were as follows.

Fund	Ordinary Income
Value Fund	$30,778
Growth Fund	2,888

Complete information will be computed and reported in conjunction with your 2016 Form 1099-DIV.

Shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2017 to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their own tax advisors.

4.	TRUSTEES

The Trustees are responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds.  The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling 888-553-4233.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Each Trustee who is not an “interested person” receives a fee of $1,500 per Fund each year plus $200 per Fund per Board or committee meeting attended.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Cognios Funds	SEMI-ANNUAL REPORT

Additional Information
December 31, 2016 (Unaudited)

4.	TRUSTEES (continued)

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Kelley Brennan	None	None	None	None
Steve Poppen	None	None	None	None
Tobias Caldwell	None	None	None	None
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers two (2) series of shares.

[2]
Figures are for the period since inception from October 3, 2016 through December 31, 2016. There were no meetings of the Board of Trustees during the period since inception from October 3, 2016 through December 31, 2016.

5.	BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

On July 27, 2016, the Board of Trustees (the “Board” or the “Trustees”) of the M3Sixty Funds Trust (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss approving the Investment Advisory Agreement between the Trust and Cognios Capital, LLC (the “Adviser”) with respect to Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund (each a “Fund” and, collectively, the “Funds”).

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the approval process. In addition, they received a memorandum from independent counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering approval. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about approval. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

In assessing various factors in regard to the approval, the Board took into consideration information prepared for the approval meeting, such as: (i) reports regarding the services and support to be provided to the Funds and their shareholders by the Adviser; (ii) information prepared by the Funds’ portfolio managers addressing the Adviser’s investment philosophy, investment strategy and operations; (iii) compliance reports and background concerning the Funds and the Adviser; (iv) proposed disclosure information to be contained in the registration statement of the Trust and the Form ADV of the Adviser; (v) information on relevant developments in the mutual fund industry and how the Funds and the Adviser proposed to respond to them; (vi) financial information about the Adviser; (vii) a description of the personnel at the Adviser involved with the Funds, their background, professional skills and accomplishments; (viii) information on investment advice, performance, summaries of proposed fund expenses, compliance program, current legal matters, and other general information about the Adviser; (ix) comparative expense and performance information for other mutual funds that are similar to the Funds; (x) where available, information about performance and fees relative to other accounts managed by the Adviser that might be considered comparable to the Funds in terms of investment style; and (xi) any soft-dollar or other “fall-out” or similar benefits to be realized by the Adviser from its relationship with the Funds.

The Board did not identify any particular factor or information that was most relevant to its consideration to approve the Investment Advisory Agreement and each Trustee may have afforded different weight to the various factors considered. Following is a summary of the Board’s consideration of various factors:

Cognios Funds	SEMI-ANNUAL REPORT

Additional Information
December 31, 2016 (Unaudited)

5.	BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (continued)

The Nature, Extent, and Quality of the Services Provided by the Adviser.

The Trustees considered various aspects of the nature, extent and quality of the services provided by the Adviser to the Funds. They considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities); the background, experience and professional ability and skill of the portfolio management personnel assigned to the Funds, noting the commitment to hire and retain qualified personnel to work on behalf of the Funds and their shareholders; the processes used for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that the Adviser had not reported any material compliance matter over the last year; the manner in which the Adviser seeks to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Funds, noting the Adviser’s policies and procedures on trading and brokerage, as well as expected average brokerage commissions paid; the investment strategies and sources of information upon which the Adviser expects to rely in making investment decisions for the Funds; where applicable, the fees charged to and the performance of other accounts managed by the Adviser similar to the Funds; the oversight of the Funds’ portfolios by the Adviser; the Adviser’s succession plan and business continuity plan; and the coordination of services for the Funds among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser (including its Form ADV), the Board concluded, in light of all the facts and circumstances, that the expected nature, extent and quality of the services to be provided by the Adviser were satisfactory and adequate for the Funds.

The Costs of the Services to be provided and Profits Expected to be realized by the Adviser from its Relationships with the Funds.

In considering these factors, the Trustees took into consideration the overall expenses of each Fund, including the nature and frequency of advisory fee payments, the expected asset levels of each Fund and the gross and net expenses of each Fund as compared to the gross and net expenses of a group of funds that may be considered similar, noting that the expenses of each Fund was within the range of expenses incurred by the other funds in its group. The Trustees also took into consideration the information provided about the financial condition and profitability of the Adviser and the level of commitment to the Funds by the principals of the Adviser to their roles for the Funds.

The Trustees also considered the fees charged by the Adviser to comparable accounts they manage in a similar style and noted that, typically, the fees charged to the Funds were similar to fees charged to other accounts managed by the Adviser. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the Funds and the profits expected to be realized by the Adviser from its relationship with the Funds were satisfactory.

Other Benefits Derived by the Adviser from its Relationships with the Funds and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser derives from their relationship with the Fund (sometimes referred to as “fall-out” benefits) and conflicts of interest. In particular, the Trustees considered whether the Adviser would use “soft dollars,” or Fund commissions, to obtain research.  The Adviser stated that it did not intend to use soft dollars.

After reviewing and considering the foregoing information and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser from its relationships with the Funds were satisfactory.

Cognios Funds	SEMI-ANNUAL REPORT

Additional Information
December 31, 2016 (Unaudited)

5.	BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (continued)

Economies of Scale.

The Trustees also considered the extent to which economies of scale would be realized if the Funds grow and whether the total expense ratios reflect those economies of scale for the benefit of the Funds’ shareholders. In this regard, the Trustees considered potential economies of scale that are realized from the Funds’ growth.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the total expense ratios were satisfactory and adequate to reflect economies of scale for the benefit of the Funds’ shareholders if the Funds grow.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, approved the Investment Advisory Agreement, and determined that the compensation payable under each of the agreements was fair, reasonable and within a range of what could have been negotiated at arm’s-length in light of all the surrounding circumstances, including the services to be rendered and such other matters as the Board considered to be relevant.

M3SIXTY FUNDS TRUST
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Cognios Capital, LLC
11250 Tomahawk Creek Parkway
Leawood, Kansas 66211

ADMINISTRATOR & TRANSFER AGENT
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
 Cleveland, OH 44115

LEGAL COUNSEL
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

CUSTODIAN BANK
MUFG Union Bank®, N.A.
350 California Street
20th Floor
San Francisco, CA 94104

Must be accompanied or preceded by a prospectus.

The Cognios Market Neutral Large Cap Fund is distributed by ALPS Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M3Sixty Funds Trust

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Principal Financial Officer
Date: March 1, 2017